Long-term debt - Narrative (Detail)		1 Months Ended
	Feb. 15, 2021 CAD ($)	Jun. 30, 2021 USD ($) tradingDay $ / shares shares	Jun. 30, 2021 CAD ($) shares	Apr. 09, 2021 CAD ($)
Debt Instrument [Line Items]
Short-term debt		$ 371,117,000
Green Equity Units issued (in shares) | shares		23,000,000	23,000,000
Green Equity Units, stated value (in USD per share) | $ / shares		$ 50
Green Equity Units, beneficial ownership interest in remarketable senior note (percent)		5.00%	5.00%
Green Equity Units, annual distributions (percent)		7.75%
Green Equity Units, share purchase contract, interest rate (percent)		6.57%
Contract adjustment payments		$ 222,378,000
Contract adjustment payments, accretion period		3 years
Number of trading days included in average price of common shares | tradingDay		20
Debt instrument, convertible debt, conversion ration to common shares		2.7778
Green Equity Unit, threshold appreciation price per share (in USD per share) | $ / shares		$ 18
Green Equity Units, maximum settlement rate under the purchase contracts		3.3333
Green Equity Units, price per share included in maximum settlement rate calculation (in USD per share) | $ / shares		$ 15
Debt instrument, issued below par, amount				$ 999.92
Senior Unsecured Debt | U.S. Dollar Senior Unsecured Notes (Green Equity Units)
Debt Instrument [Line Items]
Proceeds from Green Equity Units		$ 1,150,000,000
Weighted average coupon		1.18%	1.18%
Par value		$ 1,150,000,000
Senior Unsecured Debt | Canadian Dollar Senior Unsecured Notes
Debt Instrument [Line Items]
Weighted average coupon		3.81%	3.81%
Debt repaid upon maturity	$ 150,000,000
Par value		$ 400,000,000	$ 1,400,669,000
Senior Unsecured Debt | Canadian Dollar Senior Unsecured Debentures
Debt Instrument [Line Items]
Par value				$ 400,000,000
Interest rate (percent)				2.85%